Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments

Note 6—Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments

Loans and leases considered for inclusion in the allowance for loan and lease losses include acquired non-impaired loans and leases, those acquired impaired loans with credit deterioration after acquisition, and originated loans and leases. Although all acquired loans and leases are included in the following table, only those with credit deterioration subsequent to acquisition date are actually included in the allowance for loan and lease losses.

The following tables summarize the balance and activity within the allowance for loan and lease losses, the components of the allowance for loan and lease losses in terms of loans and leases individually and collectively evaluated for impairment, and corresponding loan and lease balances by type for the three and nine months ended September 30, 2017 and 2016 are as follows:

September 30, 2017	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Allowance for loan and lease losses
Three months ended
Beginning balance	$3,668	$1,835	$327	$5,689	$344	$2,106	$13,969
Provisions	1,577	52	(111)	1,440	13	929	3,900
Charge-offs	(186)	(161)	—	(763)	(327)	(862)	(2,299)
Recoveries	—	—	—	—	—	410	410
Ending balance	$5,059	$1,726	$216	$6,366	$30	$2,583	$15,980

Nine months ended
Beginning balance	$1,945	$2,483	$742	$4,196	$334	$1,223	$10,923
Provisions	3,591	(400)	(526)	3,932	23	2,686	9,306
Charge-offs	(477)	(357)	—	(1,762)	(327)	(2,399)	(5,322)
Recoveries	—	—	—	—	—	1,073	1,073
Ending balance	$5,059	$1,726	$216	$6,366	$30	$2,583	$15,980
Ending balance:
Individually evaluated for impairment	$1,186	$176	$—	$1,585	$2	$—	$2,949
Collectively evaluated for impairment	1,844	1,237	155	3,389	10	2,583	9,218
Loans acquired with deteriorated credit quality	2,029	313	61	1,392	18	—	3,813
Total allowance for loan and lease losses	$5,059	$1,726	$216	$6,366	$30	$2,583	$15,980

September 30, 2017	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Loans and leases ending balance:
Individually evaluated for impairment	$14,928	$1,948	$565	$6,075	$2	$—	$23,518
Collectively evaluated for impairment	673,851	428,565	88,315	484,547	2,762	172,341	1,850,381
Loans acquired with deteriorated credit quality	173,106	152,149	5,424	11,433	488	—	342,600
Total loans and leases	$861,885	$582,662	$94,304	$502,055	$3,252	$172,341	$2,216,499

September 30, 2016	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Allowance for loan and lease losses
Three months ended
Beginning balance	$2,119	$1,303	$489	$1,472	$367	$740	$6,490
Provisions	27	41	66	624	(3)	928	1,683
Charge-offs	(1,078)	25	(95)	(2)	(9)	(671)	(1,830)
Recoveries	—	—	—	—	—	158	158
Ending balance	$1,068	$1,369	$460	$2,094	$355	$1,155	$6,501

Nine months ended
Beginning balance	$2,280	$2,981	$232	$1,403	$357	$379	$7,632
Provisions	3,050	(980)	323	768	8	2,179	5,348
Charge-offs	(4,262)	(632)	(95)	(77)	(10)	(1,934)	(7,010)
Recoveries	—	—	—	—	—	531	531
Ending balance	$1,068	$1,369	$460	$2,094	$355	$1,155	$6,501
Ending balance:
Individually evaluated for impairment	$—	$339	$—	$192	$328	$—	$859
Collectively evaluated for impairment	669	534	413	1,264	1	1,155	4,036
Loans acquired with deteriorated credit quality	399	496	47	638	26	—	1,606
Total allowance for loan and lease losses	$1,068	$1,369	$460	$2,094	$355	$1,155	$6,501

September 30, 2016	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Loans and leases ending balance:
Individually evaluated for impairment	$6,374	$2,553	$—	$192	$328	$—	$9,447
Collectively evaluated for impairment	377,090	438,446	104,369	244,566	1,055	154,557	1,320,083
Loans acquired with deteriorated credit quality	187,359	185,979	7,539	6,512	590	—	387,979
Total loans and leases	$570,823	$626,978	$111,908	$251,270	$1,973	$154,557	$1,717,509

The Company increased the allowance for loan and lease losses by $2.0 million and $5.1 million for the three and nine months ended September 30, 2017, respectively. The Company increased the allowance for loan and lease losses by $11,000 for the three months ended September 30, 2016 and decreased the allowance for loan and lease losses by $1.1 million for the nine months ended September 30, 2016. For acquired impaired loans, the Company increased the allowance for loan and lease losses by $559,000 and $2.2 million for the three and nine months ended September 30, 2017, respectively. The Company increased the allowance for loan and lease losses for acquired impaired loans by $8,000 for the three months ended September 30, 2016 and decreased the allowance for loan and lease losses for acquired impaired loans by $1.7 million for the nine months ended September 30, 2016.

The following tables summarize the recorded investment, unpaid principal balance, and related allowance for loans and leases considered impaired as of September 30, 2017 and December 31, 2016, which excludes acquired impaired loans:

September 30, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Commercial real estate	$9,541	$10,149	$—
Residential real estate	1,581	2,589	—
Construction, land development and other land	565	565	—
Commercial and industrial	3,465	3,652	—
With an allowance recorded
Commercial real estate	5,387	5,521	1,186
Residential real estate	367	387	176
Commercial and industrial	2,610	2,934	1,585
Installment and other	2	310	2
Total impaired loans	$23,518	$26,107	$2,949

December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Commercial real estate	$8,916	$9,502	$—
Residential real estate	804	1,999	—
Commercial and Industrial	521	524	—
With an allowance recorded
Residential real estate	496	528	293
Commercial and industrial	861	869	396
Installment and other	328	361	328
Total impaired loans	$11,926	$13,783	$1,017

The following tables summarize the average recorded investment and interest income recognized for loans and leases considered impaired, which excludes acquired impaired loans, for the periods ended as follows:

September 30, 2017	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial real estate	$10,605	$419
Residential real estate	1,698	33
Construction, land development and other land	269	2
Commercial and Industrial	2,391	253
With an allowance recorded
Commercial real estate	1,043	287
Residential real estate	444	4
Construction, land development and other land	19	—
Commercial and industrial	1,673	500
Installment and other	213	11
Total impaired loans	$18,355	$1,509

September 30, 2016	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial real estate	$4,129	$128
Residential real estate	2,479	65
Construction, land development and other land	96	—
Commercial and industrial	12	—
With an allowance recorded
Commercial real estate	2,099	—
Residential real estate	727	7
Construction, land development and other land	156	—
Commercial and industrial	171	2
Installment and other	328	11
Total impaired loans	$8,337	$192

For purposes of these tables, the unpaid principal balance represents the outstanding contractual balance. Impaired loans include loans that are individually evaluated for impairment as well as troubled debt restructurings for all loan categories. The sum of non-accrual loans and loans past due 90 days still on accrual will differ from the total impaired loan amount.

The following tables summarize the risk rating categories of the loans and leases considered for inclusion in the allowance for loan and lease losses calculation, excluding acquired impaired loans, as of September 30, 2017 and December 31, 2016:

September 30, 2017	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Pass	$617,061	$421,109	$73,781	$400,838	$2,761	$170,410	$1,685,960
Watch	44,273	4,871	11,947	71,752	3	214	133,060
Special Mention	11,958	2,513	2,587	10,104	—	894	28,056
Substandard	15,487	2,020	565	7,928	—	639	26,639
Doubtful	—	—	—	—	—	184	184
Loss	—	—	—	—	—	—	—
Total	$688,779	$430,513	$88,880	$490,622	$2,764	$172,341	$1,873,899

December 31, 2016	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Pass	$536,499	$419,880	$129,732	$369,136	$2,052	$157,296	$1,614,595
Watch	38,707	10,885	2,897	52,872	4	324	105,689
Special Mention	5,377	3,116	1,158	1,258	1	512	11,422
Substandard	8,458	1,140	—	1,508	328	739	12,173
Doubtful	—	—	—	—	—	95	95
Loss	—	—	—	—	—	—	—
Total	$589,041	$435,021	$133,787	$424,774	$2,385	$158,966	$1,743,974

The following tables summarize contractual delinquency information for acquired non-impaired and originated loans and leases by category at September 30, 2017 and December 31, 2016:

September 30, 2017	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due	Current	Total
Commercial real estate	$350	$596	$—	$8,672	$9,618	$679,161	$688,779
Residential real estate	—	220	—	1,852	2,072	428,441	430,513
Construction, land development, and other land	—	—	—	565	565	88,315	88,880
Commercial and industrial	2,245	416	—	3,537	6,198	484,424	490,622
Installment and other	2	—	—	—	2	2,762	2,764
Lease financing receivables	995	328	—	495	1,818	170,523	172,341
Total	$3,592	$1,560	$—	$15,121	$20,273	$1,853,626	$1,873,899

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due	Current	Total
Commercial real estate	$2,944	$648	$—	$3,935	$7,527	$581,514	$589,041
Residential real estate	243	—	—	1,118	1,361	433,660	435,021
Construction, land development, and other land	1,363	—	—	—	1,363	132,424	133,787
Commercial and industrial	6,066	374	—	958	7,398	417,376	424,774
Installment and other	—	—	—	328	328	2,057	2,385
Lease financing receivables	2,070	390	—	445	2,905	156,061	158,966
Total	$12,686	$1,412	$—	$6,784	$20,882	$1,723,092	$1,743,974

At September 30, 2017 and December 31, 2016, the Company had a recorded investment in troubled debt restructurings of $2.3 million and $1.2 million, respectively. The restructurings were granted due to borrower financial difficulty and provide for a modification of loan repayment terms. The Company has not allocated any specific allowance for these loans at September 30, 2017 and December 31, 2016. In addition, there were no commitments outstanding on troubled debt restructurings.

Loans modified as troubled debt restructurings that occurred during the three and nine months ended September 30, 2017 and year ended December 31, 2016 did not result in any charge-offs or permanent reductions of the recorded investments in the loans. There were $867,000 and $2.1 million of loans modified as troubled debt restructurings during the three and nine months ended September 30, 2017. Troubled debt restructurings that subsequently defaulted within twelve months of the restructure date during the year ended December 31, 2016 had a recorded investment of $477,000. No troubled debt restructurings subsequently defaulted within twelve months of the restructure date during the three and nine months ended September 30, 2017.

At September 30, 2017 and December 31, 2016, the reserve for unfunded commitments was $1.0 million and $760,000, respectively. During the nine months ended September 30, 2017 and 2016, the provisions for unfunded commitments were $272,000 and $56,000, respectively. There were no charge-offs or recoveries related to the reserve for unfunded commitments during the periods.

Note 6—Allowance for Loan and Lease Losses and Reserve for Unfunded Commitments

        Loans and leases considered for inclusion in the allowance for loan and lease losses include acquired non-impaired loans and leases, those acquired impaired loans with credit deterioration after acquisition or recapitalization, and originated loans and leases. Although all acquired loans and leases are included in the following table, only those with credit deterioration subsequent to acquisition date are actually included in the allowance for loan and lease losses.

        The following tables summarize the balance and activity within the allowance for loan and lease losses, the components of the allowance for loan and lease losses in terms of loans and leases individually and collectively evaluated for impairment, and corresponding loan and lease balances by type as of and for the years ended December 31, 2016 and 2015:

	2016
	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Allowance for loan and lease losses
Beginning balance	$2,280	$2,981	$232	$1,403	$357	$379	$7,632
Provisions	4,032	135	605	2,869	(11)	2,722	10,352
Charge-offs	(4,367)	(633)	(95)	(76)	(12)	(2,634)	(7,817)
Recoveries	—	—	—	—	—	756	756

Ending balance	$1,945	$2,483	$742	$4,196	$334	$1,223	$10,923

Ending balance:
Individually evaluated for impairment	$—	$293	$—	$396	$328	$—	$1,017
Collectively evaluated for impairment	1,456	1,743	742	3,126	5	1,223	8,295
Loans acquired with deteriorated credit quality	489	447	—	674	1	—	1,611

Total allowance for loan and lease losses	$1,945	$2,483	$742	$4,196	$334	$1,223	$10,923

Loans and leases ending balance:
Individually evaluated for impairment	$8,916	$1,300	$—	$1,382	$328	$—	$11,926
Collectively evaluated for impairment	580,125	433,721	133,787	423,392	2,057	158,966	1,732,048
Loans acquired with deteriorated credit quality	207,303	175,717	6,979	13,464	574	—	404,037

Total loans and leases evaluated for allowance for loan and leases losses	$796,344	$610,738	$140,766	$438,238	$2,959	$158,966	$2,148,011

	2015
	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Allowance for loan and lease losses
Beginning balance	$1,112	$1,936	$834	$648	$121	$143	$4,794
Provisions	2,464	1,873	(585)	782	237	2,195	6,966
Charge-offs	(1,296)	(828)	(17)	(30)	(1)	(2,187)	(4,359)
Recoveries	—	—	—	3	—	228	231
Ending balance	$2,280	$2,981	$232	$1,403	$357	$379	$7,632
Ending balance:
Individually evaluated for impairment	$1,076	$615	$137	$171	$327	$—	$2,326
Collectively evaluated for impairment	470	476	95	596	—	379	2,016
Loans acquired with deteriorated credit quality	734	1,890	—	636	30	—	3,290

Total allowance for loan and lease losses	$2,280	$2,981	$232	$1,403	$357	$379	$7,632

Loans and leases ending balance:
Individually evaluated for impairment	$4,160	$4,042	$208	$171	$327	$—	$8,908
Collectively evaluated for impairment	285,571	256,555	31,390	155,955	594	119,553	849,618
Loans acquired with deteriorated credit quality	243,964	223,738	8,634	9,570	1,005	—	486,911

Total loans and leases evaluated for allowance for loan and lease losses	$533,695	$484,335	$40,232	$165,696	$1,926	$119,553	$1,345,437

        For acquired impaired loans, there was a net reversal of $1.7 million of the allowance for loan and lease losses during the year ended December 31, 2016. The Company increased the allowance for loan and leases losses by $1.4 million for the year ended December 31, 2015.

        The following tables summarize the recorded investment, unpaid principal balance, related allowance, average recorded investment, and interest income recognized for loans and leases considered impaired as of December 31, 2016 and 2015, which excludes acquired impaired loans:

	2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial real estate	$8,916	$9,502	$—	$8,975	$305
Residential real estate	804	1,999	—	827	45
Commercial and Industrial	521	524	—	516	(2)
With an allowance recorded
Residential real estate	496	528	293	519	1
Commercial and industrial	861	869	396	914	—
Installment and Other	328	361	328	328	16
Total impaired loans	$11,926	$13,783	$1,017	$12,079	$365

	2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Commercial real estate	$1,362	$1,922	$—	$1,394	$64
Residential real estate	2,821	4,222	—	2,865	63
With an allowance recorded
Commercial real estate	2,798	2,797	1,076	2,826	46
Residential real estate	1,221	1,216	615	1,250	15
Construction, land development, and other land	208	1,201	137	208	—
Commercial and industrial	171	171	171	185	1
Installment and other	327	335	327	327	23
Total impaired loans	$8,908	$11,864	$2,326	$9,055	$212

        For purposes of these tables, the unpaid principal balance represents the outstanding contractual balance. Impaired loans include loans that are individually evaluated for impairment as well as troubled debt restructurings for all loan categories. The sum of non-accrual loans and loans past due 90 days still on accrual will differ from the total impaired loan amount.

        The Bank's credit risk rating methodology assigns risk ratings from 1 to 10, where a higher rating represents higher risk. The risk rating categories are described by the following groupings:

        Pass—Ratings 1-4 define the risk levels of borrowers and guarantors that offer a minimal to an acceptable level of risk.

        Watch—A watch asset (rating of 5) has credit exposure that presents higher than average risk and warrants greater than routine attention by Bank personnel due to conditions affecting the borrower, the borrower's industry or the economic environment.

        Special Mention—A special mention asset (rating of 6) has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank's credit position at some future date.

        Substandard Accrual—A substandard accrual asset (rating of 7) has well-defined weakness or weaknesses in cash flow and collateral coverage resulting in a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. This classification may be used in limited cases, where despite credit severity, the borrower is current on payments and there is an agreed plan for credit remediation.

        Substandard Non-Accrual—A substandard asset (rating of 8) has well-defined weakness or weaknesses in cash flow and collateral coverage resulting in the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

        Doubtful—A doubtful asset (rating of 9) has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

        Loss—A loss asset (rating of 10) is considered uncollectible and of such little value that its continuance as a realizable asset is not warranted.

        The following tables summarize the risk rating categories of the loans and leases considered for inclusion in the allowance for loan and lease losses calculation, excluding acquired impaired loans, as of December 31, 2016 and 2015:

	2016
	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Pass	$536,499	$419,880	$129,732	$369,136	$2,052	$157,296	$1,614,595
Watch	38,707	10,885	2,897	52,872	4	324	105,689
Special Mention	5,377	3,116	1,158	1,258	1	512	11,422
Substandard	8,458	1,140	—	1,508	328	739	12,173
Doubtful	—	—	—	—	—	95	95
Loss	—	—	—	—	—	—	—

Total	$589,041	$435,021	$133,787	$424,774	$2,385	$158,966	$1,743,974

	2015
	Commercial Real Estate	Residential Real Estate	Construction, Land Development, and Other Land	Commercial and Industrial	Installment and Other	Lease Financing Receivables	Total
Pass	$259,656	$236,255	$30,801	$148,577	$592	$118,486	$794,367
Watch	16,073	18,923	589	2,181	—	375	38,141
Special Mention	10,833	1,997	—	5,075	2	254	18,161
Substandard	3,170	3,411	208	293	327	331	7,740
Doubtful	—	10	—	—	—	107	117
Loss	—	—	—	—	—	—	—

Total	$289,732	$260,596	$31,598	$156,126	$921	$119,553	$858,526

        The following tables summarize contractual past due and current loan information for acquired non-impaired and originated loans by category as of December 31, 2016 and 2015:

	2016
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due	Current	Total
Commercial real estate	$2,944	$648	$—	$3,935	$7,527	$581,514	$589,041
Residential real estate	243	—	—	1,118	1,361	433,660	435,021
Construction, land development, and other land	1,363	—	—	—	1,363	132,424	133,787
Commercial and industrial	6,066	374	—	958	7,398	417,376	424,774
Installment and other	—	—	—	328	328	2,057	2,385
Lease Financing Receivables	2,070	390	—	445	2,905	156,061	158,966
Total	$12,686	$1,412	$—	$6,784	$20,882	$1,723,092	$1,743,974

	2015
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days and Accruing	Non- accrual	Total Past Due	Current	Total
Commercial real estate	$—	$—	$—	$3,179	$3,179	$286,553	$289,732
Residential real estate	74	95	—	2,999	3,168	257,428	260,596
Construction, land development, and other land	—	—	—	208	208	31,390	31,598
Commercial and industrial	—	—	—	251	251	155,875	156,126
Installment and other	—	1	—	327	328	593	921
Lease Financing Receivables	1,596	414	—	438	2,448	117,105	119,553
Total	$1,670	$510	$—	$7,402	$9,582	$848,944	$858,526

        At December 31, 2016 and 2015, the Company had a recorded investment in troubled debt restructurings of $1.2 million and $2.7 million, respectively. The restructurings were granted due to borrower financial difficulty and provide for a modification of loan repayment terms. The Company has not allocated any specific allowance for these loans at December 31, 2016 and 2015. In addition, there were no commitments outstanding on troubled debt restructurings.

        Loans modified as troubled debt restructurings that occurred during the years ended December 31, 2016 and 2015 did not result in any charge-offs or permanent reductions of the recorded investments in the loans. Troubled debt restructurings that subsequently defaulted within twelve months of the restructure date during the years ended December 31, 2016 and 2015 had a recorded investment of $477,000 and $750,000, respectively.

        At December 31, 2016 and 2015, the reserve for unfunded commitments was $760,000 and $268,000, respectively. During the years ended December 31, 2016 and 2015, the provisions for unfunded commitments were $493,000 and $94,000, respectively. There were no charge-offs or recoveries related to the reserve for unfunded commitments during both periods.